PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Banks (2.8%)
Bank of America Corp.	24,960,876	713,881,054

Biotechnology (2.8%)
Gilead Sciences Inc.	8,448,783	700,995,526

Capital Markets (9.2%)
CME Group Inc., Class A	4,091,686	783,639,703
Intercontinental Exchange Inc.	5,630,489	587,203,698
S&P Global Inc.	1,756,000	605,416,120
The Charles Schwab Corp.	6,694,648	350,665,662

		2,326,925,183
Chemicals (5.8%)
Linde plc	2,332,094	828,919,491
Nutrien Ltd.	3,312,359	244,617,712
The Sherwin-Williams Co.	1,809,386	406,695,691

		1,480,232,894
Commercial Services & Supplies (2.5%)
Waste Management Inc.	3,971,331	648,002,079

Containers & Packaging (2.6%)
Ball Corp. Ω	11,805,203	650,584,737

Equity Real Estate Investment Trusts (1.4%)
American Tower Corp.	1,733,780	354,280,605

Food & Staples Retailing (4.2%)
Costco Wholesale Corp.	1,062,873	528,109,708
Sysco Corp.	6,864,337	530,132,747

		1,058,242,455
Food Products (2.6%)
Mondelez International Inc., Class A	9,368,546	653,175,027

Health Care Equipment & Supplies (2.4%)
Becton, Dickinson and Co.	2,405,930	595,563,912

Household Durables (1.3%)
D.R. Horton Inc.	3,290,016	321,401,663

Household Products (2.9%)
The Procter & Gamble Co.	5,039,444	749,314,928

Insurance (2.3%)
Marsh & McLennan Co., Inc.	3,521,857	586,565,283

Interactive Media & Services (4.4%)
Alphabet Inc., Class A [q]	10,847,993	1,125,262,314

IT Services (6.1%)
Fiserv Inc. [q]	5,604,124	633,434,136
Mastercard Inc., Class A	2,511,947	912,866,659

		1,546,300,795
Life Sciences Tools & Services (4.7%)
Danaher Corp.	2,382,889	600,583,344
Thermo Fisher Scientific Inc.	1,030,280	593,822,484

		1,194,405,828
Machinery (3.9%)
Deere & Co.	2,374,200	980,259,696

Multiline Retail (1.1%)
Target Corp.	1,702,206	281,936,380

Pharmaceuticals (1.5%)
Roche Holding AG (ADR)	10,526,411	377,477,098

Professional Services (2.1%)
Verisk Analytics Inc.	2,777,479	532,887,121

Road & Rail (2.1%)
Canadian Pacific Railway Ltd.	7,044,943	542,037,914

Semiconductors & Semiconductor Equipment (6.5%)
Applied Materials Inc.	4,434,589	544,700,567
Micron Technology Inc.	5,166,815	311,765,617
NVIDIA Corp.	1,152,047	320,004,095
Texas Instruments Inc.	2,501,486	465,301,411

		1,641,771,690
Software (15.4%)
Adobe Inc. [q]	919,624	354,395,501
Microsoft Corp.	5,946,554	1,714,391,518
Oracle Corp.	9,242,752	858,836,516
Salesforce Inc. [q]	4,911,099	981,139,358

		3,908,762,893
Specialty Retail (0.5%)
Autozone Inc. [q]	50,289	123,617,905

Technology Hardware, Storage & Peripherals (3.5%)
Apple Inc.	5,327,965	878,581,429

Wireless Telecommunication Services (1.7%)
T-Mobile US Inc. [q]	3,018,452	437,192,588

Total investment in equities (96.3%) (cost $20,069,896,087)		24,409,658,997

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Citizens Trust Bank	0.05%	01/14/2024	250,000	242,109
Community Vision Capital & Consulting	0.25%	01/31/2024	250,000	237,466
Self-Help Federal Credit Union	3.56%	02/17/2024	1,000,000	964,712
Self-Help Federal Credit Union	1.50%	10/16/2023	250,000	244,575

				1,688,862
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: Capitol National Bank, par 236,500; Citizen Bank & Trust Co., par 236,500; Farmers and Merchants Union Bank, par 20,952; First State Bank, par 236,500; First United Bank, par 236,500; Security First Bank, par 118,500; The Fairfield National Bank, par 205,048; United Mississippi Bank, par 236,500; Vision Bank, National Association, par 236,500; Waumandee State Bank, par 236,500; (cost $1,923,516)	4.00%	03/14/2024	2,000,000	1,923,516

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	897,929
BlueHub Loan Fund Inc.	1.00%	04/15/2023	900,000	99,770
New Hampshire Community Loan Fund Inc.	1.00%	07/31/2023	500,000	490,055
Root Capital Inc.	1.00%	02/01/2024	200,000	189,940
Vermont Community Loan Fund Inc.	0.50%	04/15/2023	100,000	99,770

				1,777,464
Time Deposits (2.9%)
ANZ, London	1.00%	07/31/2023	200,000,000	200,000,000
Barclays, London	1.00%	02/01/2024	84,954,683	84,954,683
BBVA, Madrid	0.50%	04/15/2023	187,567,441	187,567,441
JPMorgan Chase, New York	1.00%	02/01/2024	66,069,225	200,000,000
Royal Bank of Canada, Toronto	3.69%	04/03/2023	66,069,225	66,069,225

				738,591,349
Total short-term securities (2.9%) (cost $743,981,191)				743,981,191

Total securities (99.2%) (cost $20,813,877,278)				25,153,640,188

Other assets and liabilities (0.8%)				210,216,141

Total net assets (100.0%)				25,363,856,329

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
θ	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities has been classified as level 3.
plc	Public Limited Company
ADR	American Depositary Receipt